Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
LICENSE FEE REVENUE	$ 18,025	$ 18,025	$ 36,051	$ 36,051	$ 72,102	$ 72,102
COST OF REVENUES	1,459	1,459	2,919	2,919	5,838	5,838
GROSS PROFIT	16,566	16,566	33,132	33,132	66,264	66,264
OPERATING EXPENSES:
Compensation expense	168,381	169,186	341,727	331,443	871,625	577,651
Professional fees	386,465	570,295	641,067	935,565	1,726,061	1,496,687
Research and development	392,824	130,719	774,889	333,632	845,092	1,286,434
Insurance expense	21,101	22,251	42,805	46,896	89,007	125,889
Bad debt recovery						(20,000)
Selling, general and administrative expenses	50,569	239,100	114,931	304,066	390,071	227,259
Total operating expenses	1,019,340	1,131,551	1,915,419	1,951,602	3,921,856	3,693,920
LOSS FROM OPERATIONS	(1,002,774)	(1,114,985)	(1,882,287)	(1,918,470)	(3,855,592)	(3,627,656)
OTHER INCOME (EXPENSE):
Penalty from early termination of certificate of deposit				(166,034)	(166,034)
Foreign currency transaction loss	(2,929)		(11,624)
Interest and dividend income, net	77,042	109,584	165,219	173,972	398,530	72,637
Other income from equity shares earned for lock up agreement						85,733
Interest expense	(1,859)	(1,863)	(3,729)	(3,518)	(4,869)	(2,199)
Net realized loss on investments	(1,259)	(2,179)	(1,025)	(2,179)		(104,700)
Penalty from early termination of CD					(166,034)
Net unrealized loss on equity investments		(3,508)		(3,118)	(3,118)	(331,203)
Total other income (expense)	70,995	102,034	148,841	(877)	224,509	(279,732)
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(931,779)	(1,012,951)	(1,733,446)	(1,919,347)	(3,631,083)	(3,907,388)
Provision for income taxes
LOSS FROM CONTINUING OPERATIONS					(3,631,083)	(3,907,388)
DISCONTINUED OPERATIONS:
Loss from discontinued operations, net of tax					(69,600)	(1,163)
LOSS FROM DISCONTINUED OPERATIONS					(69,600)	(1,163)
NET LOSS	(931,779)	(1,012,951)	(1,733,446)	(1,919,347)	(3,700,683)	(3,908,551)
COMPREHENSIVE LOSS:
Net loss	(931,779)	(1,012,951)	(1,733,446)	(1,919,347)	(3,700,683)	(3,908,551)
Other comprehensive loss:
Unrealized loss on short-term investments	(18,078)	(8,520)	14,253	(3,281)	(6,227)
Total comprehensive loss	$ (949,857)	$ (1,021,471)	$ (1,719,193)	$ (1,922,628)	$ (3,706,910)	$ (3,908,551)
NET LOSS PER COMMON SHARE:
Basic (in Dollars per share)	$ (0.31)	$ (0.32)	$ (0.59)	$ (0.61)
Continuing operations - basic (in Dollars per share)					$ (1.18)	$ (1.71)
Discontinued operations - basic (in Dollars per share)					$ (0.02)	$ 0
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in Shares)	3,052,666	3,153,852	2,959,800	3,156,311	3,079,874	2,284,240